Stockholders' Equity - Summary of Other Equity Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of reserves within equity [abstract]
Cumulative translation effect, net of effects from perpetual debentures and deferred income taxes recognized directly in equity (notes 19.2 and 20.4)	$ (2,098)	$ (2,180)
Cumulative actuarial losses	(593)	(383)
Treasury shares repurchased under share repurchase program (note 20.1)	(50)	(75)
Effects associated with the Parent Company's convertible securities	25	176
Treasury shares held by subsidiaries	(8)	(10)
Other equity reserves	$ (2,724)	$ (2,472)	[1]	$ (2,385)

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.